Average Annual Total Returns			12 Months Ended	60 Months Ended		120 Months Ended
		Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Invesco Active Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.17%	4.56%		6.96%
Performance Inception Date		Apr. 05, 2005
Invesco Active Allocation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.49%	2.93%		5.49%
Invesco Active Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.95%	3.05%		5.18%
Invesco Active Allocation Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.63%	4.96%		6.91%
Performance Inception Date		Apr. 05, 2005
Invesco Active Allocation Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			15.20%	5.49%		7.30%
Performance Inception Date		Apr. 05, 2005
Invesco Active Allocation Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			15.76%	6.02%		7.82%
Performance Inception Date		Apr. 05, 2005
Invesco Active Allocation Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			15.72%	6.03%		7.76%	[1]
Performance Inception Date		May 24, 2019
Invesco Active Allocation Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.90%	6.08%		7.78%	[1]
Performance Inception Date		May 24, 2019
Invesco Active Allocation Fund | Custom Invesco Active Allocation Index (80% MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 20% Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes))
Prospectus [Line Items]
Average Annual Return, Percent			18.82%	9.09%		9.99%
Invesco Active Allocation Fund | Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%		2.39%
Invesco Active Allocation Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%		11.72%
Invesco Active Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
INVESCO CONVERTIBLE SECURITIES FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			9.46%	2.71%		8.69%
Performance Inception Date		Jul. 28, 1997
INVESCO CONVERTIBLE SECURITIES FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.72%	0.25%		6.29%
INVESCO CONVERTIBLE SECURITIES FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.53%	1.48%		6.25%
INVESCO CONVERTIBLE SECURITIES FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			14.01%	3.12%		8.66%
Performance Inception Date		Jul. 28, 1997
INVESCO CONVERTIBLE SECURITIES FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			16.14%	4.13%		9.57%
Performance Inception Date		Jul. 28, 1997
INVESCO CONVERTIBLE SECURITIES FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			16.22%	4.18%		9.61%
Performance Inception Date		May 23, 2011
INVESCO CONVERTIBLE SECURITIES FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			16.28%	4.25%		9.69%
Performance Inception Date		Sep. 24, 2012
INVESCO CONVERTIBLE SECURITIES FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
INVESCO CONVERTIBLE SECURITIES FUND | ICE BofA US Convertible Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.98%	5.05%		11.22%
INVESCO CONVERTIBLE SECURITIES FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
INVESCO Income Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.52%	2.57%		4.18%
Performance Inception Date		Oct. 31, 2005
INVESCO Income Allocation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.75%	1.09%		2.61%
INVESCO Income Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.31%	1.35%		2.60%
INVESCO Income Allocation Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			9.68%	2.96%		4.15%
Performance Inception Date		Oct. 31, 2005
INVESCO Income Allocation Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			11.34%	3.47%		4.51%
Performance Inception Date		Oct. 31, 2005
INVESCO Income Allocation Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			11.91%	3.99%		5.03%
Performance Inception Date		Oct. 03, 2008
INVESCO Income Allocation Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			11.95%	4.02%		5.04%
Performance Inception Date		Oct. 31, 2005
INVESCO Income Allocation Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			11.92%	4.05%		5.01%	[3]
Performance Inception Date		Apr. 04, 2017
INVESCO Income Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
INVESCO Income Allocation Fund | Custom Invesco Income Allocation Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		11.04%	4.35%		6.15%
Invesco International Diversified Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			14.41%	(0.03%)		5.49%
Performance Inception Date		Sep. 27, 2005
Invesco International Diversified Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.12%	(2.55%)		4.09%
Invesco International Diversified Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.55%	(0.21%)		4.33%
Invesco International Diversified Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			19.33%	0.36%		5.45%
Performance Inception Date		Sep. 27, 2005
Invesco International Diversified Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			20.90%	0.87%		5.82%
Performance Inception Date		Sep. 27, 2005
Invesco International Diversified Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			21.37%	1.35%		6.35%
Performance Inception Date		Sep. 27, 2005
Invesco International Diversified Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			21.27%	1.41%		6.31%	[5]
Performance Inception Date		May 24, 2019
Invesco International Diversified Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			21.54%	1.50%		6.51%
Performance Inception Date		Aug. 28, 2012
Invesco International Diversified Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	7.91%		8.41%
Invesco Main Street Mid Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.94%	7.77%		9.12%
Performance Inception Date		Aug. 02, 1999
Invesco Main Street Mid Cap Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.80%	5.65%		7.06%
Invesco Main Street Mid Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.07%	5.67%		6.80%
Invesco Main Street Mid Cap Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.11%	8.17%		9.08%
Performance Inception Date		Aug. 02, 1999
Invesco Main Street Mid Cap Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			8.64%	8.72%		9.46%
Performance Inception Date		Mar. 01, 2001
Invesco Main Street Mid Cap Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			9.20%	9.26%		10.01%
Performance Inception Date		Aug. 02, 1999
Invesco Main Street Mid Cap Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			9.23%	9.32%		9.97%	[6]
Performance Inception Date		May 24, 2019
Invesco Main Street Mid Cap Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			9.32%	9.40%		10.18%
Performance Inception Date		Oct. 26, 2012
Invesco Main Street Mid Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Main Street Mid Cap Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.60%	8.67%		11.01%
Invesco Main Street Small Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.46%	6.70%		9.53%
Performance Inception Date		May 17, 2013
Invesco Main Street Small Cap Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.71%	5.51%		8.54%
Invesco Main Street Small Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.81%	5.07%		7.58%
Invesco Main Street Small Cap Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.65%	7.11%		9.49%
Performance Inception Date		May 17, 2013
Invesco Main Street Small Cap Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			8.20%	7.65%		9.87%
Performance Inception Date		May 17, 2013
Invesco Main Street Small Cap Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.70%	8.19%		10.45%
Performance Inception Date		May 17, 2013
Invesco Main Street Small Cap Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			8.74%	8.27%	[7]	10.40%	[7]
Performance Inception Date		May 24, 2019
Invesco Main Street Small Cap Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.86%	8.34%		10.60%
Performance Inception Date		May 17, 2013
Invesco Main Street Small Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Main Street Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	6.09%		9.62%
Invesco Quality Income Fund | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			3.66%	(1.09%)		1.00%
Performance Inception Date		May 31, 1984
Invesco Quality Income Fund | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.24%	(2.43%)		(0.43%)
Invesco Quality Income Fund | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.14%	(1.40%)		0.14%
Invesco Quality Income Fund | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			6.46%	(0.97%)		0.84%
Performance Inception Date		Aug. 13, 1993
Invesco Quality Income Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			7.96%	(0.49%)	[8]	1.17%	[8]
Performance Inception Date		May 15, 2020
Invesco Quality Income Fund | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			8.48%	0.02%		1.68%
Performance Inception Date		Sep. 25, 2006
Invesco Quality Income Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			8.43%	0.06%		1.75%
Performance Inception Date		Jun. 01, 2010
Invesco Quality Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.60%	0.12%		1.76%	[9]
Performance Inception Date		Apr. 04, 2017
Invesco Quality Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		7.30%	(0.36%)		2.01%
Invesco Quality Income Fund | Bloomberg US Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		8.58%	0.15%		1.59%
Invesco Select Risk: Conservative Investor Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.40%	0.26%		3.12%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: Conservative Investor Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.97%	(1.16%)		1.84%
Invesco Select Risk: Conservative Investor Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.06%	(0.40%)		1.90%
Invesco Select Risk: Conservative Investor Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.49%	0.61%		3.09%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: Conservative Investor Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			9.11%	1.12%		3.44%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: Conservative Investor Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			9.59%	1.62%		3.96%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: Conservative Investor Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			9.73%	1.69%		3.92%	[10]
Performance Inception Date		May 24, 2019
Invesco Select Risk: Conservative Investor Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			9.73%	1.70%		3.92%	[10]
Performance Inception Date		May 24, 2019
Invesco Select Risk: Conservative Investor Fund | Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%		2.39%
Invesco Select Risk: Conservative Investor Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%		11.72%
Invesco Select Risk: Conservative Investor Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Invesco Select Risk: Conservative Investor Fund | Custom Invesco Select Risk: Conservative Investor Index (20% MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 80% Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes))
Prospectus [Line Items]
Average Annual Return, Percent			8.32%	2.57%		4.38%
Invesco Select Risk: Growth Investor Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.10%	4.58%		6.94%
Performance Inception Date		Apr. 30, 2004
Invesco Select Risk: Growth Investor Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.86%	3.23%		5.56%
Invesco Select Risk: Growth Investor Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.85%	3.16%		5.19%
Invesco Select Risk: Growth Investor Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.61%	4.97%		6.89%
Performance Inception Date		Apr. 30, 2004
Invesco Select Risk: Growth Investor Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			15.15%	5.50%		7.27%
Performance Inception Date		Apr. 30, 2004
Invesco Select Risk: Growth Investor Fund | CLASS S
Prospectus [Line Items]
Average Annual Return, Percent			15.57%	5.88%		7.65%
Performance Inception Date		Sep. 25, 2009
Invesco Select Risk: Growth Investor Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			15.82%	6.04%		7.81%
Performance Inception Date		Oct. 03, 2008
Invesco Select Risk: Growth Investor Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			15.80%	6.06%		7.87%
Performance Inception Date		Apr. 30, 2004
Invesco Select Risk: Growth Investor Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.79%	6.13%		7.86%	[11]
Performance Inception Date		Apr. 04, 2017
Invesco Select Risk: Growth Investor Fund | Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%		2.39%
Invesco Select Risk: Growth Investor Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%		11.72%
Invesco Select Risk: Growth Investor Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Invesco Select Risk: Growth Investor Fund | Custom Invesco Select Risk: Growth Investor Index (80% MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 20% Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes))
Prospectus [Line Items]
Average Annual Return, Percent			18.71%	9.04%		9.95%
Invesco Select Risk: High Growth Investor Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.91%	5.23%		7.64%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: High Growth Investor Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.26%	3.69%		5.72%
Invesco Select Risk: High Growth Investor Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.48%	3.66%		5.67%
Invesco Select Risk: High Growth Investor Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.53%	5.63%		7.60%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: High Growth Investor Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			16.16%	6.16%		7.98%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: High Growth Investor Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			16.66%	6.69%		8.52%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: High Growth Investor Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			16.75%	6.79%		8.48%	[12]
Performance Inception Date		May 24, 2019
Invesco Select Risk: High Growth Investor Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			16.76%	6.78%		8.49%	[12]
Performance Inception Date		May 24, 2019
Invesco Select Risk: High Growth Investor Fund | Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%		2.39%
Invesco Select Risk: High Growth Investor Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%		11.72%
Invesco Select Risk: High Growth Investor Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Invesco Select Risk: High Growth Investor Fund | Custom Invesco Select Risk: High Growth Investor Index (90% MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 10% Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes))
Prospectus [Line Items]
Average Annual Return, Percent			20.51%	10.12%		10.84%
Invesco Select Risk: Moderate Investor Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.01%	3.32%		5.87%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: Moderate Investor Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.44%	1.87%		4.35%
Invesco Select Risk: Moderate Investor Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.46%	2.04%		4.18%
Invesco Select Risk: Moderate Investor Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	3.72%		5.82%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: Moderate Investor Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	4.25%		6.20%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: Moderate Investor Fund | Class S
Prospectus [Line Items]
Average Annual Return, Percent			13.36%	4.59%	[13]	6.53%	[13]
Performance Inception Date		May 15, 2020
Invesco Select Risk: Moderate Investor Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			13.59%	4.77%		6.74%
Performance Inception Date		Apr. 05, 2005
Invesco Select Risk: Moderate Investor Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			13.53%	4.82%		6.69%	[14]
Performance Inception Date		May 24, 2019
Invesco Select Risk: Moderate Investor Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			13.60%	4.85%		6.70%	[14]
Performance Inception Date		May 24, 2019
Invesco Select Risk: Moderate Investor Fund | Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%		2.39%
Invesco Select Risk: Moderate Investor Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%		11.72%
Invesco Select Risk: Moderate Investor Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Invesco Select Risk: Moderate Investor Fund | Custom Invesco Select Risk: Moderate Investor Index (60% MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes))
Prospectus [Line Items]
Average Annual Return, Percent			15.31%	6.95%		8.18%
Invesco Select Risk: Moderately Conservative Investor Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.06%	1.83%		4.25%
Performance Inception Date		Apr. 29, 2005
Invesco Select Risk: Moderately Conservative Investor Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.86%	0.64%		2.87%
Invesco Select Risk: Moderately Conservative Investor Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.04%	0.94%		2.82%
Invesco Select Risk: Moderately Conservative Investor Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			9.35%	2.22%		4.22%
Performance Inception Date		Apr. 29, 2005
Invesco Select Risk: Moderately Conservative Investor Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			10.94%	2.73%		4.58%
Performance Inception Date		Apr. 29, 2005
Invesco Select Risk: Moderately Conservative Investor Fund | Class S
Prospectus [Line Items]
Average Annual Return, Percent			11.29%	3.09%		4.95%
Performance Inception Date		Jun. 03, 2011
Invesco Select Risk: Moderately Conservative Investor Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			11.48%	3.25%		5.10%
Performance Inception Date		Oct. 03, 2008
Invesco Select Risk: Moderately Conservative Investor Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			11.53%	3.29%		5.15%
Performance Inception Date		Apr. 29, 2005
Invesco Select Risk: Moderately Conservative Investor Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			11.61%	3.32%		5.12%	[15]
Performance Inception Date		Apr. 04, 2017
Invesco Select Risk: Moderately Conservative Investor Fund | Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%		2.39%
Invesco Select Risk: Moderately Conservative Investor Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%		11.72%
Invesco Select Risk: Moderately Conservative Investor Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Invesco Select Risk: Moderately Conservative Investor Fund | Custom Invesco Select Risk: Moderately Conservative Index (40% MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 60% Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes))
Prospectus [Line Items]
Average Annual Return, Percent			11.65%	4.71%		6.26%
INVESCO Small Cap Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.12%)	(2.00%)		8.35%
Performance Inception Date		Oct. 18, 1995
INVESCO Small Cap Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.39%)	(4.24%)		5.87%
INVESCO Small Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.52%	(1.70%)		6.37%
INVESCO Small Cap Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.24%	(1.58%)		8.33%
Performance Inception Date		May 03, 1999
INVESCO Small Cap Growth Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			5.43%	(1.14%)		8.69%
Performance Inception Date		Jun. 03, 2002
INVESCO Small Cap Growth Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.95%	(0.64%)		9.24%
Performance Inception Date		Oct. 03, 2008
INVESCO Small Cap Growth Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			5.74%	(0.83%)		9.01%
Performance Inception Date		Apr. 07, 2006
INVESCO Small Cap Growth Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			6.02%	(0.55%)		9.36%
Performance Inception Date		Mar. 15, 2002
INVESCO Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.11%	(0.48%)		9.45%
Performance Inception Date		Sep. 24, 2012
INVESCO Small Cap Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
INVESCO Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	3.18%		9.57%

[1]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[4]	Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500® Index (reflects no deduction for fees, expenses or taxes), MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes), FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or other taxes) and Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or other taxes). The composition of the index may change based on the Fund's target asset allocation. The current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund's objectives.
[5]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[6]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[7]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[8]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[9]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[10]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[11]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[12]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[13]	Performance shown prior to the inception date is that of the Fund's and predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. Although invested in the same portfolio of securities, Class S shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[14]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[15]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.